RELATED PARTY TRANSACTION (Details Narrative) - USD ($)		3 Months Ended
	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Aug. 12, 2024
Proceeds from common stock		$ 0	$ 500,000
Investment		6,941,083		$ 5,691,084
Other Investments		6,941,083		5,691,084
AG Bio Life Capital I LP [Member]
Shares issued	600,000
Proceeds from common stock	$ 100,000
Note receivable					$ 522,667
Investment		$ 522,667		$ 522,667